ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000

Accounts receivable	19,310	16,311
Less: Allowance for credit loss	(3,053)	(1,901)

Accounts receivable, net	16,257	14,410

SCHEDULE OF PROVISION FOR ALLOWANCE FOR CREDIT LOSSES

Movement in provision for allowance for credit losses – third parties are as follows: -

	As of Dec 31, 2023	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000	S$’000

Provision for allowance for expected credit losses, beginning	4,240	3,642	3,053
Provision	41	19	1,442
Written off	(532)	(582)	(2,594)
Reversal	(107)	(26)	-
Provision for allowance for expected credit losses, ending	3,642	3,053	1,901

SCHEDULE OF ANALYSIS OF ACCOUNTS RECEIVABLE

As at the end of each reporting period, the aging analysis of accounts receivable, net of provision for allowance for expected credit losses, based on due date is as follows:

	Year ended December 31,
	2024	2025
	S$’000	S$’000
Within 30 days	6,345	4,799
Between 31 and 60 days	3,290	1,367
Between 61 and 90 days	1,413	2,261
Between 91 and 120 days	1,089	1,307
Between 121 and 180 days	1,478	2,867
Between 181 and 360 days	863	749
Over 360 days	1,779	1,060
Total account receivables, net	16,257	14,410